Expense Example - Defiance Daily Target 2X Long ASTS ETF [Member]	Oct. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	$ 372